Trade and other receivables	6 Months Ended
Feb. 28, 2025
Trade and other receivables
Trade and other receivables

3. Trade and other receivables

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Trade receivables	132,708	26,222
Sales taxes receivable	135,608	104,270
Other receivables	8,163	8,164
	276,479	138,656

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at February 28, 2025, trade receivables of $109,408 [August 31, 2024 – $26,222] were past due but not impaired. They relate to customers with no default history.

The aging analysis of these receivables is as follows:

	As at	As at
	Febraury 28,	August 31,
	2025	2024
	$	$
0 – 30	23,300	—
31 – 60	75,799	21,603
61 – 90	3,640	—
91 and over	29,969	4,619
	132,708	26,222

There were no movements in the allowance for expected credit losses for the six-month period ended February 28, 2025 and the year ended August 31, 2024.